BUSINESS AND LIQUIDITY AND OTHER UNCERTAINTIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF RESTRUCTURING COSTS PAYABLE

The following table summarizes the Reduction in Force/Restructuring activity and ending balance at September 30, 2024 for the remaining severance payments included in accrued expenses in the consolidated balance sheet:

Accrued Restructuring Costs
January 1, 2024 beginning balance	$301,645
Restructuring costs paid	(301,645)
September 30, 2024 ending balance	$—

Accrued Restructuring Costs
January 1, 2023 Beginning balance	$—
Restructuring costs incurred	1,004,033
Restructuring costs paid	(572,628)
Restructuring costs reversed	(129,760)
December 31, 2023 ending balance	$301,645